Loans (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Loan	Dec. 31, 2011 Loan
Loans by class modified as troubled debt restructurings
Number of Loans	3	4
Pre-Modification outstanding recorded investment	$ 856	$ 595
Post-modification outstanding recorded investment	589	593
Commercial: Real Estate [Member]
Loans by class modified as troubled debt restructurings
Number of Loans	2	2
Pre-Modification outstanding recorded investment	726	431
Post-modification outstanding recorded investment	589	429
Commercial and other [Member]
Loans by class modified as troubled debt restructurings
Number of Loans	1	1
Pre-Modification outstanding recorded investment	130	33
Post-modification outstanding recorded investment		33
Commercial Mortgage [Member]
Loans by class modified as troubled debt restructurings
Number of Loans		1
Pre-Modification outstanding recorded investment		131
Post-modification outstanding recorded investment		$ 131